Long-Term Incentive Plan, Equity Incentive Plan and Other Compensatory Awards (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Long-term Purchase Commitment [Line Items]
Granted - Shares	222,500		1,038,000	2,271,500
Exercised - Shares				(35,602)
Options Outstanding - Weighted Average Remaining Contract Life	6 years 3 months 18 days	6 years
Long Term Incentive Plan [Member]
Long-term Purchase Commitment [Line Items]
Granted - Shares			2,271,500	35,602
Outstanding at December 31, 2013 - Shares			8,520,816
Long Term Incentive Plan [Member] | Equity Incentive Plan [Member]
Long-term Purchase Commitment [Line Items]
Outstanding at January 1, 2013 - Shares		7,866,953	7,866,953
Granted - Shares			1,038,000
Exercised - Shares			0
Forfeited or expired - Shares			(384,137)
Outstanding at December 31, 2013 - Shares			8,520,816
Exercisable at December 31, 2013 - Shares			7,258,925
Outstanding at January 1, 2013 - Weighted - Average Exercise Price		$ 1.28	$ 1.28
Granted - Weighted - Average Exercise Price			$ 0.50
Exercised - Weighted - Average Exercise Price			$ 0
Forfeited or Expired - Weighted - Average Exercise Price			$ 1.19
Outstanding at December 31, 2013 - Weighted - Average Exercise Price			$ 1.19
Exercisable - Weighted - Average Exercise Price			$ 1.26
Options Outstanding - Weighted Average Remaining Contract Life			5 years
Exercisable - Weighted - Average Remaining Contractual Term			4 years 3 months 18 days
Outstanding - Aggregate Intrinsic Value			$ 61,018
Exercisable - Aggregate Intrinsic Value			$ 58,163